Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	SANOFI
Entity Central Index Key	0001121404
Amendment Flag	false
U.S. Group Savings Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false